Leases - Summary of Other Information Related to Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosures of cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 21,478,066	¥ 20,376,826	¥ 12,850,734
Lease liability arising from obtaining Right-of-use assets	¥ 16,132,735	¥ 33,360,187	8,696,875
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition			¥ 32,089,416